Commitments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commitments [Line Items]
Research and development	$ 839	$ 1,237
Accrued interest	$ 5,309
Minimum [Member]
Commitments [Line Items]
Royalties percentage	3.00%
Maximum [Member]
Commitments [Line Items]
Royalties percentage	5.00%
Israeli Innovation Authority (IIA) [Member]
Commitments [Line Items]
Grants received	$ 6,400
Royalty amounts payable	100
Research and development	4,600
Development and expansion	$ 1,800